IAI Investment Funds II, Inc.
                                                               File No. 33-61834
                                                  IAI Investment Funds VII, Inc.
                                                                File No. 2-39560
                                                 IAI Investment Funds VIII, Inc.
                                                                File No. 2-84589



                        SUPPLEMENT DATED NOVEMBER 1, 1999
                  TO THE JOINT PROSPECTUS DATED AUGUST 1, 1999
                                       OF
         IAI GROWTH FUND (a portfolio of IAI Investment Funds II, Inc.)
   IAI GROWTH AND INCOME FUND (a portfolio of IAI Investment Funds VII, Inc.)
         IAI VALUE FUND (a portfolio of IAI Investment Funds VIII, Inc.)



     The following replaces the disclosure on page 29 concerning the management of the Funds:

     Growth Fund and Growth & Income Fund. These Funds are managed by a team of investment professionals comprised of Keith Wirtz, David McDonald, Jeff Malet and Paul Roach. Mr. Wirtz joined IAI in March 1999 as President and Chief Investment Officer. Prior to joining IAI, Mr. Wirtz was Chief Investment Strategist for TradeStreet Investment Associates, Inc. from 1996 to 1999 and Senior Vice President and Chief Investment Officer for Bank of America from 1992 to 1996. Mr. McDonald, who joined IAI in 1994, is a Vice President and Senior Portfolio Manager. Mr. Malet joined IAI in January 1999 and is a Vice President and Senior Portfolio Manager. Before joining IAI, Mr. Malet was an equity analyst and associate portfolio manager with American Express Financial Advisors. Mr. Roach is an IAI Associate Vice President and Associate Portolio Manager. Prior to joining IAI in 1996, Mr. Roach worked in the personal trust department at Norwest Bank.

     Value Fund. The Fund is managed by a team of investment professionals comprised of Curt McLeod, Scott Billeadeau, Robert Scott and Robert Mlarnik.
Mr. McLeod is an IAI Vice President and Senior Portfolio Manager. Prior to joining IAI in 1997, Mr. McLeod had been a portfolio manager with Piper
Jaffray, Inc. since 1986. Mr. Billeadeau is an IAI Vice President and Senior Portfolio Manager. Prior to joining IAI in July 1999, Mr. Billeadeau had been a Director and Senior Portfolio Manager with TradeStreet Investment Associates since 1997, a Senior Portfolio Manager with Bank of America Investment Management from 1991 until 1997, and a Senior Project Manager with American Express Financial Advisors from 1985 to 1991. Mr. Scott is an IAI Vice President and Portfolio Manager and has served IAI in various investment related capacities since 1994. Mr. Mlarnik is an IAI Vice President and Portfolio Manager. Prior to joining IAI in 1996, Mr. Mlarnik was a
Major in the United States Marine Corps.